Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Accumulated Shareholders’	Total
Balance at Dec. 31, 2024		[1]	$ 275,453	$ (252,957)	$ 22,496
Balance (in Shares) at Dec. 31, 2024	85,749,331
Issuance of ordinary shares, net of issuance costs			30,758		30,758
Issuance of ordinary shares, net of issuance costs (in Shares)	10,332,031
Stock-based compensation			5,573		5,573
Stock-based compensation to service providers			364		364
Exercise of options and vested RSUs			440		440
Outstanding share options , Exercised	3,827,714
Exercise of warrants			493		493
Exercise of warrants (in Shares)	342,682
Conversion of convertible debentures			21,837		21,837
Conversion of convertible debentures (in Shares)	8,233,177
Net Loss				(23,976)	(23,976)
Balance at Jun. 30, 2025		[1]	334,918	(276,933)	57,985
Balance (in Shares) at Jun. 30, 2025	108,484,935
Balance at Dec. 31, 2025		[1]	338,947	(299,378)	39,569
Balance (in Shares) at Dec. 31, 2025	109,188,112
Issuance of ordinary shares, net of issuance costs			17,081		17,081
Issuance of ordinary shares, net of issuance costs (in Shares)	13,225,000
Stock-based compensation			2,222		2,222
Stock-based compensation to service providers			91		91
Exercise of options and vested RSUs			56		56
Outstanding share options , Exercised	2,406,881
Exercise of warrants
Exercise of warrants (in Shares)	2,485,849
Net Loss				(18,516)	(18,516)
Balance at Jun. 30, 2026		[1]	$ 358,397	$ (317,894)	$ 40,503
Balance (in Shares) at Jun. 30, 2026	127,305,842

[1]	Represents less than $1.